Shareholder Report, Holdings (Details)	Apr. 30, 2026
C000191479 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000191479 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000191479 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000191479 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000191479 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000191479 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000191479 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000191479 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000191479 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000191479 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000191479 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000191482 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000191482 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000191482 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000191482 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000191482 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000191482 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000191482 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000191482 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000191482 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000191482 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000191482 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000191481 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000191481 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000191481 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000191481 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000191481 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000191481 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000191481 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000191481 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000191481 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000191481 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000191481 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000191478 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000191478 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000191478 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000191478 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000191478 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000191478 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000191478 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000191478 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000191478 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000191478 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000191478 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000191477 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000191477 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000191477 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000191477 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000191477 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000191477 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000191477 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000191477 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000191477 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000191477 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000191477 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000191475 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000191475 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000191475 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000191475 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000191475 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000191475 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000191475 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000191475 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000191475 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000191475 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000191475 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000205626 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000205626 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000205626 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000205626 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.20%
C000205626 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000205626 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000205626 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000205626 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000205626 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000205626 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000205626 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000205626 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000205626 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000205626 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000205626 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000205626 [Member] | PERU
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000205626 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000205626 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000205626 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000205626 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	60.10%
C000205625 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000205625 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000205625 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000205625 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.20%
C000205625 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000205625 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000205625 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000205625 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000205625 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000205625 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000205625 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000205625 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000205625 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000205625 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000205625 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000205625 [Member] | PERU
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000205625 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000205625 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000205625 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000205625 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	60.10%
C000205628 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000205628 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000205628 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000205628 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.20%
C000205628 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000205628 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000205628 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000205628 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000205628 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000205628 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000205628 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000205628 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000205628 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000205628 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000205628 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000205628 [Member] | PERU
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000205628 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000205628 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000205628 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000205628 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	60.10%